Property, Plant and Equipment and Other Intangibles (Property, Plant And Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Long-term Debt, Weighted Average Interest Rate, over Time	4.60%	4.80%	4.80%
Property, Plant and Equipment, Gross	$ 8,431,227	$ 7,628,592
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	515,312	395,184
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	336,982	303,485
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	125,772	119,720
Storage Tanks [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,206,839	2,059,244
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,917,059	2,614,855
Processing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,044,589	1,875,029
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 284,674	$ 261,075
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	10 years
Minimum [Member] | Storage Tanks [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	10 years
Minimum [Member] | Pipelines [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	10 years
Minimum [Member] | Processing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	3 years
Minimum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	3 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	53 years
Maximum [Member] | Storage Tanks [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	40 years
Maximum [Member] | Pipelines [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	59 years
Maximum [Member] | Processing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	56 years
Maximum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciable life, years	53 years